SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, New Standards, Interpretations and Amendments (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Changes in Accounting Policies [Abstract]
Finance leases	$ 0
Impact on transition [Abstract]
Other liabilities	(717,810)	$ 0
Accumulated losses	$ (50,053,698)	$ (46,204,768)
Weighted average rate	13.00%
Previously Reported [Member]
Impact on transition [Abstract]
Right-of-use assets	$ 0
Other liabilities	0
Accumulated losses	(46,204,768)
IFRS 16 Adjustment [Member]
Impact on transition [Abstract]
Right-of-use assets	222,116
Other liabilities	(235,125)
Accumulated losses	(13,009)
Adjusted [Member]
Impact on transition [Abstract]
Right-of-use assets	222,116
Other liabilities	(235,125)
Accumulated losses	$ (46,217,777)